CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

18.               CAPITAL LEASE OBLIGATIONS

The Company conducts a major part of its operations under leased machinery and equipment in Japan, and part of its operations under leased plants in China. The Company has entered into leases for building, machinery and equipment with payment terms varying from three to 12 years. All of the leases of building, machinery and equipment are classified as capital leases and expire over the next 12 years. The following is an analysis of the leased property under capital lease by major classes:

December 31,
2011
Building	$97.8
Machinery and equipment	54.5
Furniture, fixtures and equipment	7.4
Total	159.7
Less: Accumulated depreciation	(17.1)
Total	$142.6

The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2011:

At December 31, 2011
2012	$36.8
2013	43.5
2014	7.0
2015	57.9
2016	7.0
Later years	25.8
Total minimum lease payments	178.0
Less: Amount representing interest	(24.2)
Present value of net minimum lease payments	$153.8
Analysis as:
Current	36.8
Non-current	141.2
$178.0

The above capital lease obligations are included in other current liabilities and other long-term liabilities in the consolidated balance sheets.